Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Foghorn Therapeutics Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39634
Entity Tax Identification Number	47-5271393
Entity Address, Address Line One	99 Coolidge Avenue, Suite 500
Entity Address, Postal Zip Code	02472
City Area Code	617
Local Phone Number	586-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.0001 par value per share
Trading Symbol(s)	FHTX
Name of each exchange on which registered	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001822462
Entity Address, State or Province	MA
Entity Address, City or Town	Watertown,